Summary of Significant Accounting Policies - Restricted Cash and Concentration of credit risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies
Restricted Cash | $	$ 9	$ 9
Number of largest customers | customer	10
Revenue
Summary of Significant Accounting Policies
Revenue from contract with customer (as a percent)	5.00%
Revenue | Maximum
Summary of Significant Accounting Policies
Revenue from contract with customer (as a percent)	1.00%